Document and Entity Information	Dec. 19, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 19, 2022
Entity Registrant Name	CytoDyn Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-49908
Entity Tax Identification Number	83-1887078
Entity Address, Address Line One	1111 Main Street
Entity Address, Adress Line Two	Suite 660
Entity Address, City or Town	Vancouver
Entity Address State Or Province	WA
Entity Address, Postal Zip Code	98660
City Area Code	360
Local Phone Number	980-8524
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001175680
Amendment Flag	false